Consolidated Balance Sheets (USD $)	Mar. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 188,724,431		$ 194,740,045
Accounts receivable, net	10,196,597		11,837,578
Accrued income	2,311,268		7,902,234
Prepaid expenses and other current assets	7,849,300		6,282,218
Inventories	6,968,604		5,924,201
Total current assets	216,050,200		226,686,276
Non-current assets
Long-term debtors	316,559		316,559
Vessels under construction	82,543,556		60,197,486
Property, plant and equipment, net	344,587		363,015
Deferred finance costs, net	10,745,114		11,436,165
Total assets	1,325,502,362		1,325,226,052
Current liabilities
Current portion of long-term debt	58,275,308		60,750,308
Accounts payable	7,954,169		13,585,924
Accrued expenses and other liabilities	8,047,332		6,438,384
Accrued interest	6,730,353		4,261,971
Deferred income	5,116,260		4,803,196
Total current liabilities	86,123,422		89,839,783
Non-current liabilities
Secured term loan facilities, net of current portion	377,021,685		389,734,262
Senior unsecured bond	125,000,000		125,000,000
Total non-current liabilities	502,021,685		514,734,262
Commitments and contingencies
Stockholders' equity
Common stock - $.01 par value; 400,000,000 shares authorized; 55,326,765 shares issued and outstanding, (2013: 38,694,648)	553,267	[1]	553,267	[1]
Additional paid-in capital	583,850,368		584,030,816
Accumulated other comprehensive loss	(84,676)		(87,930)
Retained earnings	153,038,296		136,155,854
Total stockholders' equity	737,357,255		720,652,007
Total liabilities and stockholders' equity	1,325,502,362		1,325,226,052
Vessels In Operation
Non-current assets
Property, plant and equipment, net	$ 1,015,502,346		$ 1,026,226,551

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5 - Common Stock to these consolidated financial statements.